Goodwill, Software and Other Intangible Assets	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Goodwill, Software and Other Intangible Assets

Note 8	Goodwill, software and other intangible assets

Goodwill
The carrying amount of goodwill is reviewed for impairment annually as at August 1 and whenever there are events or changes in circumstances which indicate that the carrying amount may not be recoverable. Goodwill is allocated to CGUs for the purposes of impairment testing based on the lowest level for which identifiable cash inflows are largely independent of cash inflows from other assets or groups of assets. The goodwill impairment test is performed by comparing the recoverable amount of the CGU to which goodwill has been allocated with the carrying amount of the CGU including goodwill, with any deficiency recognized as impairment to goodwill. The recoverable amount of a CGU is defined as the higher of its estimated fair value less cost to sell and value in use.
We have two significant CGUs to which goodwill has been allocated. The changes in the carrying amount of goodwill are allocated to each CGU as follows:

		CGUs
$ millions, as at or for the year ended October 31		Canadian Wealth Management	U.S. Commercial Banking and Wealth Management	Other	Total
2023	Balance at beginning of year	$884	$4,224	$240	$5,348
	Impairment	–	–	–	–
	Adjustments (1)	–	76	1	77
	Balance at end of year	$884	$4,300	$241	$5,425
2022	Balance at beginning of year	$884	$3,838	$232	$4,954
	Impairment	–	–	–	–
	Adjustments (1)	–	386	8	394
	Balance at end of year	$884	$4,224	$240	$5,348

(1)	Includes foreign currency translation adjustments.

Impairment testing of goodwill and key assumptions
U.S. Commercial Banking and Wealth Management
The recoverable amount of the U.S. Commercial Banking and Wealth Management CGU (including The PrivateBank and Geneva Advisors) is based on a value in use calculation using a five-year
cash flow projection approved by management, and an estimate of the capital required to be maintained to support ongoing operations.
We have determined that for the impairment testing performed as at August 1, 2023, the estimated recoverable amount of the U.S. Commercial Banking and Wealth Management CGU was in excess of its carrying amount. As a result, no impairment charge was recognized during 2023.
A terminal growth rate of 4.5% as at August 1, 2023 (August 1, 2022: 4.4%) was applied to the years after the five-year forecast. All of the forecasted cash flows were discounted at an after-tax
rate of 10.3% as at August 1, 2023 (12.2%
pre-tax)
which we believe to be a risk-adjusted discount rate appropriate to U.S. Commercial Banking and Wealth Management (we used an after-tax
rate of 9.8% as at August 1, 2022). The determination of a discount rate and a terminal growth rate require the exercise of judgment. The discount rate was determined based on the following primary factors: (i) the risk-free rate; (ii) an equity risk premium; and (iii) beta adjustment to the equity risk premium based on a review of betas of comparable publicly traded financial institutions in the region. The terminal growth rate was based on management’s expectations of real growth and forecast ed
inflation rates.
If alternative reasonably possible changes in key assumptions were applied, the result of the impairment test would not differ.
Estimation of the recoverable amount is an area of significant judgment. The recoverable amount is estimated using an internally developed model which requires the use of significant assumptions including forecasted earnings, a discount rate, a terminal growth rate and forecasted regulatory capital requirements. Reductions in the estimated recoverable amount could arise from various factors, such as reductions in forecasted cash flows, an increase in the assumed level of required capital, and any adverse changes to the discount rate or terminal growth rate either in isolation or in any combination thereof.
Canadian Wealth Management
The recoverable amount of the Canadian Wealth Management CGU is based on a fair value less cost to sell calculation. The fair value is estimated using an earnings-based approach whereby the forecasted earnings are based on the Wealth Management internal plan which was approved by management and covers a three-year period. The calculation incorporates the forecasted earnings multiplied by an earnings multiple derived from observable price-to-earnings
multiples of comparable wealth management institutions. The
price-to-earnings
multiples of those comparable wealth management institutions ranged from 6.0 to 11.6 as at August 1, 2023 (August 1, 2022: 6.4 to 10.7).
We have determined that the estimated recoverable amount of the Wealth Management CGU was in excess of its carrying amount as at August 1, 2023. As a result, no impairment charge was recognized during 2023.
If alternative reasonably possible changes in key assumptions were applied, the result of the impairment test would not differ.
Other
The goodwill relating to the Other CGUs, which includes the CIBC FirstCaribbean CGU, is comprised of amounts which individually are not considered to be significant. We have determined that for the impairment testing performed as at August 1, 2023, the estimated recoverable amount of each of these CGUs was in excess of their carrying amounts.
Allocation to strategic business units
Goodwill of $5,425 million (2022: $5,348 million) is allocated to the SBUs as follows: Canadian Commercial Banking and Wealth Management of $954 million (2022: $954 million), Corporate and Other of $100 million (2022: $99 million), U.S. Commercial Banking and Wealth Management of $4,300 million (2022: $4,224 million),
Capital Markets and Direct Financial Services of $
64 million (2022: $64 million), and Canadian Personal and Business Banking of $7 million (2022: $7 million).
Software and other intangible assets
The carrying amount of indefinite-lived intangible assets is provided in the following table:

$ millions, as at or for the year ended October 31		Contract based (1)	Brand name (2)	Total
2023	Balance at beginning of year	$116	$27	$143
	Impairment	–	(27)	(27)
	Adjustments (3)	–	–	–
	Balance at end of year	$116	$–	$116
2022	Balance at beginning of year	$116	$24	$140
	Adjustments (3)	–	3	3
	Balance at end of year	$116	$27	$143

(1)	Represents management contracts purchased as part of past acquisitions.
(2)
Acquired as part of the CIBC FirstCaribbean acquisition. On October 31, 2023, CIBC FirstCaribbean announced its intent to rebrand as CIBC, and we therefore recognized an impairment charge of $27 million in Corporate and Other related to the impairment of the indefinite-lived brand name intangible asset.

(3)	Includes foreign currency translation adjustments.

The components of finite-lived software and other intangible assets are as follows:

$ millions, as at or for the year ended October 31		Software (1)	Core deposit intangibles (2)	Contract based (3)	Customer relationships (4)	Total
2023	Gross carrying amount
	Balance at beginning of year	$4,881	$633	$32	$498	$6,044
	Additions	787	–	–	–	787
	Disposals (5)	(66)	(584)	(12)	(29)	(691)
	Adjustments (6)	8	6	1	5	20
	Balance at end of year	$5,610	$55	$21	$474	$6,160
2022	Balance at end of year	$4,881	$633	$32	$498	$6,044
2023	Accumulated amortization
	Balance at beginning of year	$2,790	$577	$15	$213	$3,595
	Amortization and impairment (5)	498	40	7	53	598
	Disposals (5)	(49)	(584)	(12)	(29)	(674)
	Adjustments (6)	4	6	4	1	15
	Balance at end of year	$3,243	$39	$14	$238	$3,534
2022	Balance at end of year	$2,790	$577	$15	$213	$3,595
	Net book value
	As at October 31, 2023	$2,367	$16	$7	$236	$2,626
	As at October 31, 2022	$2,091	$56	$17	$285	$2,449

(1)	Includes $1,021 million (2022: $942 million) of work-in-progress not subject to amortization.
(2)	Acquired as part of the acquisitions of CIBC FirstCaribbean and The PrivateBank.
(3)
Represents a combination of management contracts purchased as part of past acquisitions including The PrivateBank and Geneva Advisors in 2017, as well as Lowenhaupt Global Advisors, LLC (LGA) and Cleary Gull in 2019.

(4)	Represents customer relationships associated with past acquisitions including The PrivateBank and Geneva Advisors in 2017, LGA in 2019 and the Canadian Costco credit card portfolio in 2022.
(5)	Includes write-offs of fully amortized assets.
(6)	Includes foreign currency translation and purchase price adjustments.
Net additions and disposals of gross carrying amount during the year were: Canadian Personal and Business Banking net additions of nil
(2022: net additions of $242 million); Canadian Commercial Banking and Wealth Management net disposals of
$10 million
(2022: net disposals of
nil
); U.S. Commercial Banking and Wealth Management net disposa ls
 of $255 million (2022: net additions of $26 million);
Capital Markets and Direct Financial Services net additions of nil
(2022: net additions of
nil
); and Corporate and Other net additions of $361 million (2022: net additions of $775 million).